Non-consolidated variable interest entities (Tables)	12 Months Ended
Dec. 31, 2012
Fnma Gnma Fhlmc Vie [Member]
Schedule Of Variable Interest Entities Text Block
(In thousands)	2012	2011
Assets
Servicing assets:
Mortgage servicing rights	$105,246	$101,511
Total servicing assets	$105,246	$101,511
Other assets:
Servicing advances	$1,106	$3,027
Total other assets	$1,106	$3,027
Total assets	$106,352	$104,538
Maximum exposure to loss	$106,352	$104,538

Prlp2011 Holdings Llc Joint Venture [Member]
Schedule Of Variable Interest Entities Text Block
(In thousands)	2012	2011
Assets
Loans held-in-portfolio:
Acquisition loan	$39,775	$64,711
Advance facility advances	5,315	-
Total loans held-in-portfolio	$45,090	$64,711
Accrued interest receivable	$122	$-
Other assets:
Investment in PRLP 2011 Holdings LLC	$35,969	$37,561
Total other assets	$35,969	$37,561
Total assets	$81,181	$102,272
Deposits	$(5,334)	$(48)
Total liabilities	$(5,334)	$(48)
Total net assets	$75,847	$102,224
Maximum exposure to loss	$75,847	$102,224